E1 Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
E1 Equity

Equity

Capital stock

Parent Company	Class A shares	Class B shares	Total
December 31, 2024	1,309	15,434	16,743
December 31, 2023	1,309	15,413	16,722
The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.
The Annual General Meeting (AGM) 2024 resolved to issue 4,100,000 Class C shares for the Long-Term Variable Compensation Program LTV I 2023 for Ericsson’s executive team and other executives. In accordance with an authorization from the AGM, the Board of Directors resolved to repurchase the new issued shares, which were subsequently converted into Class B shares. The quotient value of the repurchased shares was SEK 5.00, totaling SEK 20.5 million, representing 0.1% of capital stock. The acquisition cost was SEK 20.7 million.
At December 31, 2024, the total number of treasury shares was 15,579,561 (14,009,306 in 2023 and 4,009,306 in 2022) Class B shares.
Number of shares

	Class A shares	Class B shares	Total
2024

As of January 1	261,755,983	3,082,395,752	3,344,151,735
As of December 31	261,755,983	3,086,495,752	3,348,251,735

2023

As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,082,395,752	3,344,151,735
Dividends
The Board of Directors propose to the Annual General Meeting a dividend to the shareholders of SEK 2.85 per share (SEK 2.70 in 2023 and SEK 2.70 in 2022), representing a total dividend of SEK 9.5 (9.0) billion. The dividend is proposed to be paid in two installments, SEK 1.43 per share with the record date March 27, 2025 (payment date April 1, 2025), and SEK 1.42 per share with the record date September 29, 2025 (payment date October 2, 2025).
Dividends paid per share amounted to SEK 2.70 (SEK 2.70 in 2023 and SEK 2.50 in 2022). Total dividends paid to the shareholders was SEK 9.0 (9.0) billion.
Additional paid in capital
Additional paid in capital relates to payments made by owners and includes share premiums paid.
Translation reserves
The translation reserves comprise all foreign currency translation reserves arising from the translation of the financial statements of foreign operations to the Group presentation currency and changes regarding revaluation of excess value in local currency.
Cash flow hedge reserve
s
For further information, see note F1 “Financial risk management.”
Revaluation of borrowings
For further information, see note F4 “Interest-bearing liabilities.”
Retained earnings
Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, and associated companies. Retained earnings also include remeasurements related to post-employment benefits.
Remeasurements related to post-employment benefits
Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes. For more information, see note G1 “Post-employment benefits.”
Non-controlling interests
Equity in a subsidiary not attributable, directly or indirectly, to a parent.
Changes in OCI by components of equity (net of tax)

	Translation reserves	1)	Cash flow hedge reserves	Revaluation of borrowings	Retained earnings	Total equity
2024

Remeasurements of defined benefits pension plans	–		–	–	739	739
Revaluation of credit risk on borrowings	–		–	–450	–	–450
Cash flow hedge reserve s	–		–3,240	–	–	–3,240
Cash flow hedge reserve s reclassification to profit and loss	–		725	–	–	725
Translation reserves changes	6,608		–	–	–	6,608
Translation reserves reclassification to profit and loss	73		–	–	–	73
Share of other comprehensive income of associates	40		–	–	–	40
Movement attributable to non-controlling interests	–147		–	–	–7	–154
Total	6,574		–2,515	–450	732	4,341

2023

Remeasurements of defined benefits pension plans	–		–	–	655	655
Revaluation of credit risk on borrowings	–		–	–530	–	–530
Cash flow hedge reserve s	–		374	–	–	374
Cash flow hedge reserve s reclassification to profit and loss	–		1,090	–	–	1,090
Translation reserves changes	–2,425		–	–	–	–2,425
Translation reserves reclassification to profit and loss	59		–	–	–	59
Share of other comprehensive income of associates	–10		–	–	–	–10
Movement attributable to non-controlling interests	50		–	–	–1	49
Total	–2,326		1,464	–530	654	–738

2022

Remeasurements of defined benefits pension plans	–		–	–	8,561	8,561
Revaluation of credit risk on borrowings	–		–	818	–	818
Cash flow hedge reserve s	–		2,331	–	–	2,331
Cash flow hedge reserve s reclassification to profit and loss	–		280	–	–	280
Cash flow hedge transfer to goodwill	–		–3,677	–	–	–3,677
Translation reserve changes	7,273		–	–	–	7,273
Translation reserve reclassification to profit and loss	–85		–	–	–	–85
Share of other comprehensive income of associates	49		–	–	–	49
Movement attributable to non-controlling interests	–143		–	–	11	–132
Total	7,094		–1,066	818	8,572	15,418

1)
Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK 4,393 million (SEK –77 million in 2023 and SEK 5,070 million in 2022), and realized gains/losses net from divested/liquidated companies, SEK 73 million (SEK 59 million in 2023 and SEK –85 million in 2022).